Capital Stock - Details Regarding Outstanding and Exercisable Stock Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	3,367,000
Outstanding Options, Weighted-Average Remaining Life (Years)	4 years 7 months 9 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 29.16	$ 36.84	$ 36.61	$ 36.33
Number of Exercisable Options (in shares)	2,271,000
Exercisable Options, Weighted-Average Remaining Life (Years)	2 years 5 months 26 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 35.89	$ 36.03	$ 37.03
$5.00 – $9.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit (USD per share)	5
Range of Exercise Prices, upper limit (USD per share)	$ 9.99
Number of Outstanding Options (in shares)	914,000
Outstanding Options, Weighted-Average Remaining Life (Years)	9 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 9.44
Number of Exercisable Options (in shares)	0
Exercisable Options, Weighted-Average Remaining Life (Years)	0 years
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 0.00
$10.00 - $19.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit (USD per share)	10.00
Range of Exercise Prices, upper limit (USD per share)	$ 19.99
Number of Outstanding Options (in shares)	188,000
Outstanding Options, Weighted-Average Remaining Life (Years)	2 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 11.84
Number of Exercisable Options (in shares)	188,000
Exercisable Options, Weighted-Average Remaining Life (Years)	2 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 11.84
$20.00 - $24.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit (USD per share)	20.00
Range of Exercise Prices, upper limit (USD per share)	$ 24.99
Number of Outstanding Options (in shares)	293,000
Outstanding Options, Weighted-Average Remaining Life (Years)	3 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 24.42
Number of Exercisable Options (in shares)	293,000
Exercisable Options, Weighted-Average Remaining Life (Years)	3 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 24.42
$25.00 - $29.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit (USD per share)	25.00
Range of Exercise Prices, upper limit (USD per share)	$ 29.99
Number of Outstanding Options (in shares)	364,000
Outstanding Options, Weighted-Average Remaining Life (Years)	5 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 27.69
Number of Exercisable Options (in shares)	364,000
Exercisable Options, Weighted-Average Remaining Life (Years)	5 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 27.69
$30.00 - $34.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit (USD per share)	30.00
Range of Exercise Prices, upper limit (USD per share)	$ 34.99
Number of Outstanding Options (in shares)	117,000
Outstanding Options, Weighted-Average Remaining Life (Years)	5 years 3 months 18 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 34.44
Number of Exercisable Options (in shares)	117,000
Exercisable Options, Weighted-Average Remaining Life (Years)	5 years 3 months 18 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 34.44
$35.00 - $39.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit (USD per share)	35.00
Range of Exercise Prices, upper limit (USD per share)	$ 39.99
Number of Outstanding Options (in shares)	25,000
Outstanding Options, Weighted-Average Remaining Life (Years)	1 year 7 months 6 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 39.99
Number of Exercisable Options (in shares)	25,000
Exercisable Options, Weighted-Average Remaining Life (Years)	1 year 7 months 6 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 39.99
$40.00 - $44.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit (USD per share)	40.00
Range of Exercise Prices, upper limit (USD per share)	$ 44.99
Number of Outstanding Options (in shares)	1,029,000
Outstanding Options, Weighted-Average Remaining Life (Years)	3 years
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 41.33
Number of Exercisable Options (in shares)	852,000
Exercisable Options, Weighted-Average Remaining Life (Years)	1 year 10 months 24 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 40.78
$50.00 - $54.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit (USD per share)	50.00
Range of Exercise Prices, upper limit (USD per share)	$ 54.99
Number of Outstanding Options (in shares)	422,000
Outstanding Options, Weighted-Average Remaining Life (Years)	2 months 12 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 51.40
Number of Exercisable Options (in shares)	422,000
Exercisable Options, Weighted-Average Remaining Life (Years)	2 months 12 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 51.40
$55.00 - $59.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit (USD per share)	55.00
Range of Exercise Prices, upper limit (USD per share)	$ 59.99
Number of Outstanding Options (in shares)	15,000
Outstanding Options, Weighted-Average Remaining Life (Years)	7 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 56.76
Number of Exercisable Options (in shares)	10,000
Exercisable Options, Weighted-Average Remaining Life (Years)	7 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 56.76